Application of New Amended and Revised Standards and Interpretations (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of initial application of standards or interpretations [abstract]
Schedule of New Amended or Revised Standards and Interpretations

At the date of authorization of these financial statements, the Company has not applied the following new and revised IFRS Standards that have been issued but are not yet effective:

New IFRSs	Description
IFRS 10 and IAS 28 (amendments)	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture
Amendments to IAS 1	Classification of Liabilities as Current or Non-current
Amendments to IAS 1	Non-current Liabilities with Covenants
Amendments to IFRS 16	Lease Liability in a Sale and Leaseback